4. CASH AND CASH EQUIVALENTS (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details Narrative
Cash and cash equivalents	$ 44,440,659	$ 46,701,216